Statements of Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Beginning balance	$ (42,887)	$ (20,304)
Exercise of common stock options	246	136
Vesting of restricted stock and stock options	287	97
Stock-based compensation	3,191	1,924
Net loss	(37,662)	(24,740)
Ending balance	(76,825)	(42,887)
Preferred Stock | Convertible Preferred Stock
Statement [Line Items]
Beginning balance	$ 149,749	$ 149,749
Beginning balance, shares	61,730,064	61,730,064
Ending balance	$ 149,749	$ 149,749
Ending balance, shares	61,730,064	61,730,064
Common stock
Statement [Line Items]
Beginning balance	$ 1	$ 1
Beginning balance, shares	3,435,014	3,257,927
Exercise of common stock options, shares	135,005	177,087
Ending balance	$ 1	$ 1
Ending balance, shares	3,570,019	3,435,014
Additional Paid-in Capital
Statement [Line Items]
Beginning balance	$ 2,314	$ 157
Exercise of common stock options	246	136
Vesting of restricted stock and stock options	287	97
Stock-based compensation	3,191	1,924
Ending balance	6,038	2,314
Accumulated Deficit
Statement [Line Items]
Beginning balance	(45,202)	(20,462)
Net loss	(37,662)	(24,740)
Ending balance	$ (82,864)	$ (45,202)